Note 3 - Transactions With Related Parties (Details Textual) € in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Management Fees Related Parties			$ 21,616,000		$ 21,319,000		$ 19,533,000
Voyage Expenses Related Parties			6,516,000		5,282,000		3,201,000
Due from Related Parties, Current, Total			1,623,000		7,576,000
Due to Related Parties, Current, Total			$ 432,000		$ 473,000
Percentage Ownership			56.80%
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Fees Paid By Vessel-Owning Subsidiary, Percentage	1.10%	0.60%
Management Fee Per Day, Per Vessel			$ 956
Management Fee Per Day, Per Vessel Under Bareboat Charter			478
Construction Supervisory Fee			787,400
Commission Charged on Charter Hire Agreements	1.25%				0.75%	0.75%
Quarterly Fee to Related Parties			$ 625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares			149,600	149,600
Net Profit Earned Pursuant to Co-operation Agreement			$ 0		$ 350,000		456,000
Management Fees Related Parties			21,442,000		21,669,000		19,989,000
Voyage Expenses Related Parties			5,739,000		4,864,000		2,846,000
Management Fees Expressed as Gross Revenue		0.75%
Fair Value of Shares Issued to Manager			$ 3,655,000		3,879,000		3,755,000
Stock Issued During Period, Shares, New Issues (in shares) | shares			598,400	598,400
Working Capital Security			$ 3,075,000		1,875,000
Total Charges by Manager to Companys Affiliates			3,611,000		3,821,000		6,428,000
Due from Related Parties, Current, Total			1,623,000		7,576,000
Due to Related Parties, Current, Total			432,000		473,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security			3,000,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security			75,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End			2,500,000		2,500,000		2,500,000
V.Ships Greece Ltd. [Member]
Working Capital Security Per Vessel			75,000
Other Third-party Managers [Member]
Working Capital Security Per Vessel			$ 50,000
SCSC Chairman and CEO [Member]
Percentage Ownership			70.00%
SCSC GM [Member]
Percentage Ownership			30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total			$ 0		$ 0
Number Vessels Managed			1		17
Blue Net Chartering GmbH & Co. KG [Member]
Voyage Expenses Related Parties			$ 378,000		$ 418,000		355,000
Percentage Ownership			50.00%
Annual Fee to Related Parties | €				€ 9,413		€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €				€ 1,281		€ 1,281		€ 1,139
Blue Net Asia Pte., Ltd. (“BNA”) [Member]
Commission Charged on Charter Hire Agreements			1.25%	1.25%
Voyage Expenses Related Parties			$ 399,000		$ 0		$ 0
Percentage Ownership			50.00%
Vessels Under Time Charter			5	5